Investments in associates and joint venture - Statements of profit or loss of Tinka under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Investments in associates [Line Items]
Sales of goods	$ 810,961	$ 801,199	$ 863,470
Net loss	32,682	602,935	(262,804)
Share in results	152,225	176,270	240,450
Tinka resources Ltd
Disclosure of Investments in associates [Line Items]
Sales of goods		0	0
Net loss	(6,832)	(12,666)	(5,692)
Share in results	$ (1,320)	$ (2,447)	$ (1,098)